Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Detail) - Common Class A [Member]	3 Months Ended
Jan. 12, 2021 $ / shares shares
Common stock, shares authorized	200,000,000
Common stock, no par value | $ / shares	$ 0.0001
Temporary equity shares outstanding	60,375,000
Common stock, voting rights	one
Shares Subject to redemption [Member]
Temporary equity shares outstanding	60,375,000